Capital management (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Borrowings	$ 15	$ 36
Share capital	264,357	89,745
Managed capital	$ 264,372	$ 89,781